Revision to Previously Reported Financial Information	6 Months Ended
Jun. 30, 2024
Accounting Changes and Error Corrections [Abstract]
Revision to Previously Reported Financial Information	Revision to Previously Reported Financial Information
During the third quarter of 2023, Former Six Flags identified an accounting error for stock-based compensation expense related to the recognition of expense for dividend equivalent rights ("DERs"). The error primarily relates to the inadvertent reversal of stock-based compensation expense for vested DERs for periods beginning in the first quarter of 2020 through the fourth quarter of 2022. Former Six Flags has assessed the error and concluded that it was not material to any prior periods. However, the aggregate amount of the error would have been material to the condensed consolidated financial statements in the current period. Therefore, Former Six Flags has revised the previously issued financial information.
The following table presents the impact of correcting the error previously discussed on the affected line items of the condensed consolidated balance sheet as of January 1, 2023.

	As of January 1, 2023
(Amounts in thousands)	As Reported	Adjustments	As Revised
Capital in excess of par value	$1,104,051	$15,171	$1,119,222
Accumulated deficit	(1,985,500)	(15,171)	(2,000,671)
Total stockholders' deficit	(950,565)	—	(950,565)
Total liabilities and stockholders' deficit	$2,665,825	$—	$2,665,825
The following table presents the impact of correcting the error previously discussed on the affected line items of the condensed consolidated balance sheet as of April 2, 2023.

	As of April 2, 2023
(Amounts in thousands)	As Reported	Adjustments	As Revised
Capital in excess of par value	$1,107,258	$15,171	$1,122,429
Accumulated deficit	(2,055,359)	(15,171)	(2,070,530)
Total stockholders' deficit	(1,016,713)	—	(1,016,713)
Total liabilities and stockholders' deficit	$2,658,192	$—	$2,658,192

The following table presents the impact of correcting the error previously discussed on the affected line items of the condensed consolidated balance sheet as of July 2, 2023.

	As of July 2, 2023
(Amounts in thousands)	As Reported	Adjustments	As Revised
Capital in excess of par value	$1,109,779	$15,171	$1,124,950
Accumulated deficit	(2,034,736)	(15,171)	(2,049,907)
Total stockholders' deficit	(995,466)	—	(995,466)
Total liabilities and stockholders' deficit	$2,713,593	$—	$2,713,593

The impacts of the revisions have been reflected throughout the financial statements, including the applicable footnotes, as appropriate.